Total Capital and Net Income Per Unit - Summary Net Income Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earning Per Share [Line Items]
Limited partners' interest in net income	$ (12,952)	$ 31,205	$ (19,380)
Preferred units - periodic accretion	(1,700)
Deemed contribution on exchange of Series C Preferred Units	20,600
Limited partners' interest in net income for basic net income per common unit	$ (31,326)	$ 31,205	$ (19,380)
Weighted average number of common units (shares)	124,747,207	98,507,732	86,212,290
Dilutive effect of unit based compensation (shares)	0	94,680	0
Common units and common unit equivalents (shares)	124,747,207	98,602,412	86,212,290
Limited partner's interest in net income per common unit
Limited partners' interest in net income (loss) per common unit - basic (dollars per share)	$ (0.25)	$ 0.32	$ (0.22)
Limited partners' interest in net income (loss) per common unit - diluted (dollars per share)	$ (0.25)	$ 0.32	$ (0.22)
Series C Preferred Units [Member]
Earning Per Share [Line Items]
Additional consideration for induced conversion of Series C Preferred Units	$ (36,961)	$ 0	$ 0
Deemed contribution on exchange of Series C Preferred Units	20,231	0	0
Limited Partner [Member]
Earning Per Share [Line Items]
Preferred units - periodic accretion	$ (1,644)	$ 0	$ 0